Document and Entity Information	12 Months Ended
Feb. 28, 2013
Risk/Return:
Document Type	Other
Document Period End Date	Oct. 31, 2012
Registrant Name	EAGLE CAPITAL APPRECIATION FUND
Central Index Key	0000771809
Amendment Flag	false
Document Creation Date	Jul. 01, 2013
Document Effective Date	Jul. 01, 2013
Prospectus Date	Feb. 28, 2013